Schedule of Investments (unaudited) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 1.9%
Arizona Industrial Development Authority, RB(a)
5.00%, 07/01/49	$1,695	$1,535,085
5.00%, 07/01/54	10,655	9,518,943
Series A, 5.00%, 07/01/39	1,300	1,231,266
Series A, 5.00%, 07/01/49	2,010	1,832,447
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.25%, 07/01/37	2,830	2,758,718
Series A, 5.50%, 07/01/52	2,450	2,375,280
City of Phoenix Civic Improvement Corp., RB 5.00%, 07/01/44	42,815	45,065,485
Series A, 4.00%, 07/01/45	1,000	885,495
Series A, Junior Lien, 4.00%, 07/01/40	1,000	934,782
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(b)	3,440	3,533,785
Series A, 6.75%, 07/01/44(a)	2,190	2,294,305
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	21,350	18,262,982
Series 2019F, 4.00%, 01/01/45	10,220	8,744,743
Series A, 4.00%, 01/01/41	19,460	17,006,483
Series A, 4.00%, 01/01/44	28,215	24,405,100
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	27,347,895
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	280	282,197
Salt River Project Agricultural Improvement & Power District, RB
4.00%, 01/01/41	11,595	10,921,818
5.00%, 01/01/47	5,000	5,225,400
Salt River Project Agricultural Improvement & Power District, Refunding RB
5.00%, 01/01/45	1,100	1,159,164
Series A, 4.00%, 01/01/45	1,515	1,380,383

		186,701,756

Arkansas(a) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	34,750	28,238,337
Series A, AMT, 4.75%, 09/01/49	31,500	26,637,849

		54,876,186

California — 14.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	2,500	2,259,500
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(c)	200,070	191,814,512
California Community Housing Agency, RB, M/F Housing(a)
Series A-1, 4.00%, 08/01/50	6,860	4,743,759
Series A-1, 3.00%, 02/01/57	13,720	8,583,891
Series A-2, 4.00%, 08/01/51	7,940	5,299,370
California Health Facilities Financing Authority, Refunding RB
4.00%, 05/15/51	20,000	17,200,420
Series A, 4.00%, 08/15/48	57,500	50,567,685
Series A, 4.00%, 11/15/48	4,000	3,398,028

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB (continued)
Series A, 4.00%, 08/15/50	$30,000	$26,313,810
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	12,838	11,003,007
Series 2021-2, Class A, (FHLMC COLL), 3.75%, 03/25/35	19,759	18,194,652
California Infrastructure & Economic Development Bank, RB, Series A-1, 5.00%, 01/01/56(a)	2,200	1,913,415
California Infrastructure & Economic Development Bank, RB, CAB, Class B, Class B, 0.00%, 01/01/61(a)(d)	48,175	2,811,204
California Public Finance Authority, RB, Series A, 4.00%, 07/15/51	8,450	7,366,676
California State Public Works Board, RB
4.00%, 11/01/46	11,765	10,646,125
5.00%, 11/01/46	17,390	18,387,316
Series B, 4.00%, 05/01/46	16,075	14,541,220
Series D, 4.00%, 05/01/47	8,550	7,673,924
Series D, Class D, 4.00%, 05/01/46	10,000	9,091,390
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(a)	2,000	1,884,468
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,296,887
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	25,000	18,757,525
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	28,960,067
City of Los Angeles Department of Airports, ARB
AMT, 4.00%, 05/15/47	7,700	6,587,388
AMT, 5.00%, 05/15/47	26,170	26,512,068
Series A, AMT, 4.00%, 05/15/38	14,370	12,894,402
Series C, AMT, 5.00%, 05/15/45	16,260	16,401,950
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/42	2,000	1,722,452
AMT, 5.00%, 05/15/45	16,000	16,000,608
Series D, AMT, 4.00%, 05/15/40	10,000	9,048,600
AMT, Subordinate, 5.00%, 05/15/44	10,000	10,009,290
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.00%, 05/15/40	35,740	37,553,948
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(a)	1,330	827,412
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(a)	11,440	8,398,653
CMFA Special Finance Agency, RB, M/F Housing(a)
Series A-1, 3.00%, 12/01/56	2,835	1,758,738
Series A-2, 4.00%, 08/01/45	1,365	1,027,698
CSCDA Community Improvement Authority, RB, M/F Housing(a) 3.13%, 07/01/56	23,665	14,684,180
4.00%, 07/01/56	33,920	24,005,784
4.00%, 10/01/56	5,275	4,030,833
4.00%, 12/01/56	4,620	3,000,020
3.25%, 04/01/57	1,700	1,112,596
3.25%, 05/01/57	11,890	7,820,659
4.00%, 06/01/57	9,220	6,293,987

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(a) (continued)
4.00%, 07/01/58	$9,055	$5,955,211
3.25%, 10/01/58	2,120	1,389,880
Series A, 5.00%, 01/01/54	8,950	7,701,511
Series A2, 3.25%, 07/01/56	7,980	4,820,167
Series B, 4.00%, 07/01/58	10,330	6,481,982
Series B, 4.00%, 12/01/59	6,125	3,989,513
Senior Lien, 3.25%, 05/01/57	9,530	6,485,184
Senior Lien, 3.13%, 06/01/57	13,670	8,502,234
Series B, Sub Lien, 4.00%, 12/01/59	15,875	10,184,559
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Class B-2, Subordinate, 0.00%, 06/01/66(d)	103,160	8,972,960
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB
Series A, 5.00%, 07/01/43	19,635	20,982,118
Series A, 5.00%, 07/01/45	15,060	16,011,807
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.25%, 07/01/44	19,000	19,887,813
Series B, 5.00%, 07/01/47	20,000	21,239,200
Series B, 4.00%, 07/01/49	10,000	9,145,760
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.25%, 07/01/37	13,500	14,302,656
Series B, 5.25%, 07/01/38	15,000	15,828,345
Series B, 5.25%, 07/01/39	7,000	7,357,889
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 07/01/40	7,215	7,808,665
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	24,540	25,616,692
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	10,000	10,367,470
Sacramento Area Flood Control Agency, SAB, 4.00%, 10/01/47	7,695	6,807,359
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/51	25,000	24,679,900
Series B, AMT, Subordinate, 5.00%, 07/01/56	40,000	39,498,960
San Diego County Regional Airport Authority, Refunding ARB, Series B, AMT, Subordinate, 5.00%, 07/01/49	12,840	12,888,946
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	36,234,625
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.25%, 08/01/47	13,645	14,648,303
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, RB, Series A, 3.00%, 07/01/44	7,805	5,778,307
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB 2nd Series, AMT, 5.00%, 05/01/48	34,750	34,860,957
Series A, AMT, 5.00%, 05/01/44	31,450	31,726,571
Series A, AMT, 5.00%, 05/01/49	22,000	21,938,466
Series B, AMT, 5.00%, 05/01/46	55,000	54,863,380

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB,
Series B, 1.00%, 10/01/26	$100,000	$92,150,700
State of California, GO, 4.00%, 03/01/46	10,000	9,115,230
State of California, Refunding GO 4.00%, 03/01/38	20,000	19,193,380
5.25%, 10/01/39	20,100	21,041,906
4.00%, 03/01/46	15,000	13,735,470
University of California, RB, Series AV, 5.25%, 05/15/42	56,000	58,760,520
University of California, Refunding RB
Series BE, 5.00%, 05/15/43	22,565	23,837,982
Series BH, 4.00%, 05/15/46	5,000	4,522,000

		1,433,714,695

Colorado — 3.7%
Brighton Crossing Metropolitan District No.6, GO
Series A, 5.00%, 12/01/35	525	478,670
Series A, 5.00%, 12/01/40	515	446,139
Series A, 5.00%, 12/01/50	1,500	1,203,303
Broadway Station Metropolitan District No.2, GO, Series A, 5.13%, 12/01/48	3,585	2,964,834
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	6,930	5,787,125
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/37	25,015	25,314,980
Series A, AMT, 5.25%, 12/01/43	51,045	51,764,939
Series A, AMT, 5.00%, 11/15/47	39,830	39,704,615
Series A, AMT, 5.00%, 12/01/48	4,120	4,062,555
Series A, Refunding RB, AMT, 5.25%, 12/01/48	11,575	11,662,391
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB
Series A, 4.00%, 08/01/43	2,500	2,353,535
Series A, 4.00%, 08/01/51	76,215	66,643,234
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	10,383,730
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	36,115	34,309,720
City of Colorado Springs CO Utilities System Revenue, RB
Series B, 4.00%, 11/15/40	7,295	6,832,424
Series B, 4.00%, 11/15/46	12,290	10,997,534
Colorado Educational & Cultural Facilities Authority, Refunding RB(a) 4.00%, 07/01/31	500	473,457
5.00%, 12/01/40	990	859,859
4.00%, 07/01/41	750	630,674
5.00%, 12/01/50	1,320	1,090,449
4.00%, 07/01/51	755	587,925
5.00%, 12/01/55	1,540	1,254,387
4.00%, 07/01/61	1,225	908,297
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	7,560	6,460,058
Colorado Health Facilities Authority, Refunding RB 4.00%, 11/15/38	14,855	13,625,674
4.00%, 11/15/43	14,650	12,822,662
Series A, 4.00%, 08/01/39	5,480	4,804,979
Cottonwood Highlands Metropolitan District No.1, GO, Series A, 5.00%, 12/01/49	900	763,540

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No.1, GO, Series A, (SAW), 5.00%, 12/01/45	$23,010	$24,476,957
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,078,264
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	2,572,788
State of Colorado, COP, Series J, 5.25%, 03/15/42	20,000	20,816,560
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,380,788

		369,517,046

Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB, 5.00%, 07/01/47	10,000	10,124,690
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(c)	39,965	37,886,260
Series G-1, 5.00%, 07/01/39(a)	1,500	1,479,752
Series G-1, 5.00%, 07/01/44(a)	2,000	1,920,838
Series G-1, 5.00%, 07/01/50(a)	2,350	2,209,501
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	3,930	3,958,021
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/39	12,590	11,762,283
Series A, 4.00%, 05/01/40	3,265	3,030,155
Series D, 4.00%, 11/01/40	6,000	5,626,236

		77,997,736

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(c)	25,165	22,740,503

District of Columbia — 4.9%
District of Columbia Water & Sewer Authority, RB, Series A, 4.00%, 10/01/49	3,855	3,388,125
District of Columbia Water & Sewer Authority, Refunding RB
Series C1, 4.00%, 10/01/47	24,045	21,251,909
Series C1, 4.00%, 10/01/51	16,145	14,005,675
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	49,584,800
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	64,812,338
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	30,981,000
Series D, 5.00%, 06/01/42	34,680	36,004,984
District of Columbia, RB
Series A, 5.00%, 07/01/47	28,465	30,260,231
Series A, 5.50%, 07/01/47	8,250	9,161,823
Series C, 4.00%, 05/01/45	10,000	9,091,120
District of Columbia, Refunding GO
Series A, 4.00%, 10/15/39	5,000	4,739,755
Series D, 4.00%, 02/01/40	5,250	4,953,548
Series D, 4.00%, 02/01/46	24,200	21,809,911
District of Columbia, Refunding RB
4.00%, 03/01/44	11,000	10,144,728
Series A, 4.00%, 03/01/45	12,080	11,089,005
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/36	10,000	10,138,440
Series A, AMT, 4.00%, 10/01/40	1,000	876,816
Series A, AMT, 4.00%, 10/01/41	2,000	1,735,522

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB (continued)
Series A, AMT, 5.00%, 10/01/46	$68,945	$69,153,972
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 4.00%, 07/15/35	1,110	1,097,791
Series A, 4.00%, 07/15/40	3,345	3,110,495
Series A, 5.00%, 07/15/41	8,150	8,552,936
Washington Metropolitan Area Transit Authority, RB 5.00%, 07/01/43	35,480	36,743,975
Series B, 5.00%, 07/01/42	40,000	41,470,040

		494,158,939

Florida — 3.7%
Brevard County Health Facilities Authority, Refunding RB(a)
4.00%, 11/15/45	2,830	2,201,211
4.00%, 11/15/55	4,170	3,015,794
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	16,500	15,213,396
Capital Trust Agency, Inc., RB(a) 5.00%, 07/01/54	2,095	1,899,855
Series A, 5.00%, 01/01/56	1,550	1,347,880
Series A, Class A, 5.00%, 06/15/49	4,365	3,826,734
Capital Trust Agency, Inc., RB, CAB, Subordinate, 0.00%, 01/01/61(a)(d)	7,035	336,462
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	13,113,449
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	12,520,113
5.25%, 05/01/46	15,430	16,356,957
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	7,963,320
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	100,000	99,515,800
County of Miami-Dade Seaport Department, ARB(b)
Series A, 6.00%, 10/01/23	6,325	6,489,848
Series B, AMT, 6.00%, 10/01/23	2,350	2,411,248
Series B, AMT, 6.25%, 10/01/23	5,000	5,122,460
County of Michiganami-Dade Florida Transit System, RB, 5.00%, 07/01/48	13,815	14,308,292
County of Michiganami-Dade Florida, GO, BAB, 4.00%, 07/01/45	9,500	8,266,320
County of Palm Beach Florida, RB, 5.00%, 04/01/51(a)	4,770	4,329,834
Florida Development Finance Corp., RB
6.50%, 06/30/57(a)	8,670	8,263,533
Series C, Class C, 5.75%, 12/15/56(a)	6,295	5,186,551
AMT, 3.00%, 06/01/32	6,760	5,465,663
Florida Development Finance Corp., Refunding RB, Series A, Class A, 4.50%, 12/15/56(a)	18,065	13,360,892
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	18,420	18,444,443
Sub-Series A, AMT, 5.00%, 10/01/42	22,310	22,292,821
Sub-Series A, AMT, 5.00%, 10/01/47	32,485	32,104,048
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	8,558,580

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(a)	$1,250	$948,551
Lakewood Ranch Stewardship District, SAB 4.63%, 05/01/27	1,745	1,725,170
5.00%, 05/01/37(a)	1,655	1,555,985
5.25%, 05/01/37	2,755	2,658,145
4.70%, 05/01/39	1,160	1,043,999
5.13%, 05/01/47(a)	1,985	1,824,249
5.38%, 05/01/47(e)	4,770	4,539,685
4.88%, 05/01/49	1,250	1,101,470
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,301,006
4.60%, 05/01/51	2,840	2,201,897
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	6,912,164
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	674,108
Series A, 4.35%, 05/01/51	1,100	816,639
Series B, 4.25%, 11/01/35	1,055	857,930
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,444,167
State of Floridaorida Department of Transportation Turnpike System Revenue, RB
4.00%, 07/01/44	5,240	4,760,273
4.00%, 07/01/45	2,015	1,825,181
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	381,075
Series A-2, 4.40%, 11/01/35	1,455	1,202,371

		369,783,378

Georgia — 1.5%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, 4.00%, 07/01/35	10,850	9,995,183
City of Atlanta Georgia Department of Aviation, Refunding RB, Series B, AMT, 5.00%, 07/01/47	3,000	2,994,114
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)	5,030	4,729,920
Main Street Natural Gas, Inc., RB(c)
Series A, 4.00%, 09/01/52	100,000	93,872,800
Series B, 5.00%, 12/01/52	40,395	40,919,691

		152,511,708

Illinois — 6.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	1,000	998,542
Series A, 5.00%, 12/01/42	2,200	2,040,856
Series C, Class C, 5.25%, 12/01/39	7,275	7,241,142
Series D, Class D, 5.00%, 12/01/46	25,350	23,724,634
Series H, 5.00%, 12/01/36	4,620	4,537,819
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	365	368,572
Series B, 5.00%, 12/01/26	2,000	2,023,980
Series B, 5.00%, 12/01/31	1,000	1,004,841
Series B, Class B, 4.00%, 12/01/35	11,640	10,372,544
Series C, 5.00%, 12/01/25	12,760	12,885,648

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series C, 5.00%, 12/01/26	$3,060	$3,096,689
Series C, Class C, 5.00%, 12/01/24	4,445	4,477,613
Series F, 5.00%, 12/01/24	9,585	9,655,325
Series G, 5.00%, 12/01/34	5,000	4,961,595
Chicago Board of Education, Refunding GO, CAB
Series A, 0.00%, 12/01/25(d)	650	566,973
Series A, 5.00%, 12/01/28	4,000	4,065,832
Chicago O’Hare International Airport, ARB 5.00%, 01/01/47	20,000	20,128,900
AMT, Senior Lien, 5.00%, 01/01/48(e)	15,065	14,927,517
Series D, Senior Lien, 5.25%, 01/01/42	49,415	50,631,993
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/39	4,000	4,048,260
Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,402,338
Chicago O’Hare International Airport, Refunding RB
Series A, Senior Lien, 4.00%, 01/01/35	6,200	5,909,883
Series B, Senior Lien, 5.00%, 01/01/38	30,000	30,664,980
Series B, Senior Lien, 5.00%, 01/01/39	59,885	61,088,389
Series C, Senior Lien, 4.00%, 01/01/41	4,380	3,901,599
Series E, Senior Lien, 4.00%, 01/01/38	5,100	4,668,071
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 4.00%, 12/01/49	16,150	13,357,584
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 07/15/42	23,695	24,024,740
Series C, 5.00%, 02/15/41	28,920	29,014,250
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	15,500	15,722,193
Series A, 5.00%, 01/01/42	48,000	48,914,496
Series A, 4.00%, 01/01/46	34,235	30,205,335
Series B, 5.00%, 01/01/40	21,105	21,408,004
Series B, 5.00%, 01/01/41	28,000	28,420,840
Series A, RB, 4.00%, 01/01/44	14,345	12,676,576
State of Illinois, GO 5.50%, 05/01/39	9,040	9,178,791
5.50%, 10/01/42(e)	28,000	28,299,376
Series A, 5.00%, 11/01/29	27,500	28,171,908
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	14,129,276
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	19,723,011
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23(e)	1,920	1,922,461

		618,563,376

Indiana — 0.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,034,138
AMT, 7.00%, 01/01/44	7,330	7,625,003
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,000	8,546,060

		20,205,201

Iowa — 0.0%
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, 0.00%, 06/01/65(d)	46,520	4,392,093

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.2%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(a)	$12,295	$10,887,857
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(c)	15,000	14,308,395

		25,196,252

Louisiana — 1.7%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(a)	2,355	1,920,342
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(c)	146,160	134,967,798
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, 0.88%, 02/01/46(c)	21,580	20,130,471
Louisiana Public Facilities Authority, RB(a)
Series A, 5.00%, 04/01/39	1,425	1,270,908
Series A, 5.00%, 06/01/39	1,300	1,218,324
Series A, 5.00%, 04/01/49	2,800	2,333,864
Series A, 5.00%, 06/01/49	3,000	2,706,288
Series A, 5.00%, 06/01/58	4,500	3,989,475

		168,537,470

Maryland — 0.2%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,616,046
Series A, 5.00%, 09/01/38	1,400	1,363,281
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	12,285	12,287,641
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	3,858,313

		20,125,281

Massachusetts — 4.6%
City of Lowell Massachusetts, Refunding GO
(SAW), 4.00%, 08/01/44	6,315	5,695,530
(SAW), 4.00%, 08/01/47	7,110	6,361,573
Commonwealth of Massachusetts, GO 5.00%, 07/01/45	4,765	5,009,487
Series A, 5.25%, 04/01/42	42,000	44,160,186
Series B, 4.00%, 02/01/44	10,000	9,131,880
Series B, 3.00%, 02/01/48	25,000	18,058,900
Series D, 4.00%, 05/01/48	10,000	8,932,130
Series E, 5.25%, 09/01/43	92,000	97,395,248
Commonwealth of Massachusettsssachusetts, GO
Series B, 4.00%, 02/01/39	2,840	2,711,172
Series B, 4.00%, 02/01/42	2,900	2,670,694
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB,
Series A-1, 4.00%, 07/01/40	20,000	18,817,480
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, 4.00%, 07/01/40	5,000	4,635,065
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	9,784,831
Massachusetts Development Finance Agency, Refunding RB 5.00%, 10/01/37(a)	1,000	1,040,130
5.00%, 10/01/47(a)	1,250	1,278,725
Series A, 4.00%, 07/15/36	68,585	69,318,860
Massachusetts Port Authority, ARB
Series E, AMT, 5.00%, 07/01/46	10,655	10,658,910
Series E, AMT, 5.00%, 07/01/51	7,370	7,361,149

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Port Authority, Refunding ARB
Series C, AMT, 5.00%, 07/01/44	$15,000	$15,038,085
Series C, AMT, 5.00%, 07/01/49	10,000	9,966,160
Massachusetts School Building Authority, RB, Series A, 4.00%, 08/15/40	6,890	6,482,767
Town of Westwood Massachusetts, Refunding GO 4.00%, 08/15/41	2,065	1,919,444
4.00%, 08/15/43	1,840	1,677,896
4.00%, 08/15/47	10,345	9,318,942
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	15,550	14,153,812
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	61,889,206
Series 1, 4.00%, 11/01/45	2,435	2,210,362
Series 1, 5.25%, 11/01/47	14,425	15,076,202

		460,754,826

Michigan — 3.0%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	23,970	24,769,112
Michigan Finance Authority, RB 4.00%, 02/15/47	17,220	14,586,993
4.00%, 02/15/44	65,950	57,959,424
Series A, 4.00%, 12/01/47	7,000	6,104,336
Series A, 4.00%, 11/15/50	13,460	11,459,211
Series A, 6.50%, 06/01/57(a)	5,980	5,474,923
Michigan Finance Authority, Refunding RB
5.00%, 12/01/39	5,745	5,919,194
5.00%, 11/15/41	43,505	42,937,086
Series A, 5.00%, 12/01/37	25,105	25,545,944
Series A, 4.00%, 12/01/40	4,750	4,314,382
Series A, 5.00%, 12/01/41	2,855	2,922,604
Series A, 4.00%, 12/01/49	19,475	16,724,760
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	3,810	3,335,819
Series I, 4.00%, 10/15/46	15,000	13,531,470
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	15,150,111
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	23,160	20,993,660
State of Michiganchigan Trunk Line Revenue, RB, 4.00%, 11/15/41	5,000	4,627,060
State of Michiganchigan Trunk Line Revenue, RB, BAB
4.00%, 11/15/39	18,600	17,417,226
Series B, 4.00%, 11/15/45	8,000	7,325,208

		301,098,523

Minnesota — 0.2%
City of Rochester Minnesota, Refunding RB, 4.00%, 11/15/39	22,000	20,852,744

Montana — 0.0%
City of Kalispell MT, Refunding RB
Series A, 5.25%, 05/15/37	405	380,020
Series A, 5.25%, 05/15/47	1,500	1,320,935
Series A, 5.25%, 05/15/52	1,500	1,287,495

		2,988,450

Nebraska — 0.5%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(c)	47,680	47,651,630

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada(a) — 0.0%
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	$315	$305,470
Series A, 5.00%, 07/15/37	875	820,866
Series A, 5.00%, 07/15/47	1,400	1,260,701
Series A, Class A, 5.00%, 12/15/38	1,080	1,039,543

		3,426,580

New Hampshire(a) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	7,732,243
Series C, AMT, 4.88%, 11/01/42	3,700	3,181,904

		10,914,147

New Jersey — 5.3%
Hudson County Improvement Authority, RB
4.00%, 10/01/46	5,000	4,521,160
4.00%, 10/01/51	5,000	4,442,200
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	1,460	1,452,827
New Jersey Economic Development Authority, RB, Series WW, 5.25%, 06/15/40	14,145	14,246,759
New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/45	17,000	14,850,673
4.00%, 07/01/51	26,510	22,813,605
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	7,630,986
Series A, 5.00%, 07/01/38	11,950	12,251,355
Series A, 5.00%, 07/01/39	22,245	22,789,424
Series A, 5.00%, 07/01/43	10,000	10,253,550
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	39,890	39,908,429
Series AA, 4.00%, 06/15/45	22,000	18,336,450
Series BB, 4.00%, 06/15/44	35,890	30,493,113
Series BB, 4.00%, 06/15/46	17,500	14,574,297
Series C, 5.25%, 06/15/32	20,010	20,379,925
Series S, 5.00%, 06/15/46	12,350	12,255,621
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 06/15/39	8,500	7,467,182
Series A, 4.00%, 06/15/41	7,000	6,032,152
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	35,000	32,311,615
Series A, 4.00%, 01/01/48	21,420	19,492,671
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/40	19,050	17,614,068
Series A, 4.00%, 01/01/41	19,955	18,357,622
Series A, 4.00%, 01/01/42	20,905	19,105,163
Series A, 4.00%, 01/01/43	8,890	8,079,801
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	10,000	10,524,820
State of New Jersey, GO 2.00%, 06/01/36	9,605	6,829,337
(BAM TCRS), 2.00%, 06/01/36	6,055	4,305,220
2.00%, 06/01/37	10,000	6,893,950
5.00%, 06/01/39	17,000	17,729,249
5.00%, 06/01/40	30,810	31,953,593

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey, GO (continued)
5.00%, 06/01/41	$11,500	$11,839,227
5.00%, 06/01/42	10,500	10,801,602
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	17,483,074
Series A, 5.25%, 06/01/46	20,350	19,967,847
Sub-Series B, 5.00%, 06/01/46	6,960	6,400,075
Township of North Bergen New Jersey, Refunding GO 4.00%, 04/15/36	1,500	1,468,159
4.00%, 04/15/37	1,375	1,333,608
4.00%, 04/15/39	1,500	1,428,566
4.00%, 04/15/40	1,500	1,419,359
4.00%, 04/15/41	1,500	1,406,720
4.00%, 04/15/42	1,500	1,394,723
4.00%, 04/15/43	1,500	1,385,057
4.00%, 04/15/44	1,500	1,374,234
4.00%, 04/15/45	1,500	1,363,236

		536,962,304

New Mexico — 0.0%
County of Santa Fe NM, RB, (AGM), 6.00%, 02/01/27	155	163,736

New York — 16.3%
City of New York, GO
Series A-1, 4.00%, 09/01/46	4,800	4,163,674
Series A-1, 5.00%, 08/01/47	14,000	14,509,460
Series D-1, 5.25%, 05/01/41	4,210	4,494,053
Series D-1, 5.50%, 05/01/44	7,840	8,486,400
Series D-1, 5.50%, 05/01/45	1,000	1,078,006
Series D-1, 5.50%, 05/01/46	2,655	2,852,779
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/44	4,000	3,516,680
Series A, 5.00%, 02/15/42	23,825	24,392,011
Series A, (AGM), 4.00%, 02/15/47	10,335	9,129,598
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,020,730
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/44	3,675	3,853,337
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43.	16,040	14,952,039
Series CC-1, Subordinate, 4.00%, 06/15/51	7,815	6,940,501
New York City Municipal Water Finance Authority, Refunding RB 5.00%, 06/15/40	7,575	7,977,672
Series BB-1, 5.00%, 06/15/44	2,000	2,103,044
Series BB-1, 4.00%, 06/15/45	101,695	91,915,805
Series CC, 4.00%, 06/15/41	5,000	4,631,920
Series CC, 4.00%, 06/15/42	2,835	2,664,341
Series CC-1, 5.00%, 06/15/37	24,000	24,926,808
Series CC-1, 5.25%, 06/15/37	15,000	15,814,665
Series DD-2, 5.00%, 06/15/40	29,865	31,078,206
Series DD-3, 4.00%, 06/15/42	39,105	36,168,136
Series EE, 5.25%, 06/15/36	14,500	15,316,495
Series EE, 5.00%, 06/15/40	34,240	35,537,080
Series EE, 4.00%, 06/15/42	5,000	4,614,995
Series EE, 4.00%, 06/15/45	16,755	15,279,220
Series EE, 5.00%, 06/15/45	5,490	5,707,986
Series FF, 5.00%, 06/15/40	23,790	24,810,329

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1B, (SAW), 4.00%, 07/15/40	$10,000	$9,170,450
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	32,553,619
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 4.00%, 05/01/40	6,835	6,161,130
Series B-1, 4.00%, 11/01/41	16,500	14,879,980
Series C-1, 4.00%, 02/01/41	10,000	9,155,110
Series E-1, 4.00%, 02/01/46	12,855	11,041,481
Series F-1, 5.00%, 02/01/43	14,280	14,873,577
Series B-1, RB, 4.00%, 11/01/38	15,000	13,773,525
Subordinate, 4.00%, 05/01/44	30,000	26,741,790
Series B-1, Subordinate, 4.00%, 08/01/45	47,600	42,343,913
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	18,599,688
Series C-1, Subordinate, 4.00%, 02/01/47	45,000	39,034,530
Series C-1, Subordinate, 5.00%, 02/01/47	17,220	17,673,850
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	20,614,600
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,154,092
Series F-1, Subordinate, 5.00%, 02/01/47	5,000	5,156,985
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	16,990	15,185,730
Series A, 2.88%, 11/15/46	53,000	35,263,815
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	9,850	8,752,858
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/45	91,380	81,868,713
Series A, 4.00%, 11/15/50	13,775	12,085,992
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	19,020	19,500,065
New York State Dormitory Authority, Refunding RB 4.00%, 03/15/47	13,200	11,236,315
Series A, 4.00%, 03/15/39	3,675	3,385,201
Series A, 4.00%, 03/15/40	47,720	43,615,173
Series A, 4.00%, 03/15/42	8,105	7,235,763
Series A, 4.00%, 03/15/43	12,365	11,023,670
Series E, 5.00%, 03/15/41	20,150	20,836,672
Series E, 4.00%, 03/15/43	46,455	40,973,775
Series E, 4.00%, 03/15/44	7,135	6,266,128
Series E, 4.00%, 03/15/46	20,040	17,635,741
New York State Housing Finance Agency, RB, M/F Housing
Series J, (SONYMA HUD SECT 8), 1.10%, 11/01/61(c)	36,070	31,631,154
Series L-2, (SONYMA), 0.75%, 11/01/25	7,650	6,917,260
Series M-2, (SONYMA FHA 542(C)), 0.75%, 11/01/25	4,380	4,009,662
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	14,865	13,027,998
Series A-1, 4.00%, 03/15/43	4,340	3,852,123
Series N, 4.00%, 01/01/45	4,060	3,650,983
Series O, 4.00%, 01/01/37	16,450	15,625,658
Series O, 4.00%, 01/01/44	24,655	22,218,618
Series O, 4.00%, 01/01/45	7,715	6,924,405
Series O, 4.00%, 01/01/46	725	648,967
Series O, 4.00%, 01/01/47	10,155	9,051,852
Series B, Subordinate, 4.00%, 01/01/39	16,335	15,167,815
Series B, Subordinate, 4.00%, 01/01/41	29,505	26,991,410

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/45	$10,000	$8,811,130
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	19,335	16,657,218
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/43	12,105	10,990,856
4.00%, 03/15/44	7,200	6,452,647
4.00%, 03/15/46	2,090	1,840,124
Series A, 4.00%, 03/15/38	8,325	7,795,405
Series A, 4.00%, 03/15/44	39,500	35,237,910
Series E, 4.00%, 03/15/41	25,000	22,721,100
Series E, 4.00%, 03/15/42	50,000	44,956,200
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/37	1,660	1,610,066
AMT, 5.00%, 12/01/38	12,150	11,737,981
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	25,020	23,959,077
AMT, 5.00%, 10/01/40	6,685	6,241,885
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	5,190	4,626,828
Port Authority of New York & New Jersey, ARB
AMT, 4.00%, 09/01/43	4,455	3,828,124
AMT, 5.00%, 11/01/49	8,465	8,344,391
218th Series, AMT, 4.00%, 11/01/41	10,545	9,185,676
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	45,000	44,712,270
Port Authority of New York & New Jersey, Refunding ARB
Series 231, AMT, 5.50%, 08/01/40	5,515	5,872,868
Series 231, AMT, 5.50%, 08/01/52	3,415	3,597,761
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	14,069,790
Series C, 4.00%, 11/15/41	1,000	910,857
Series C, RB, 4.00%, 11/15/42	21,500	19,396,698
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	8,043,185
Series A-1, 4.00%, 05/15/46	4,065	3,622,830
Series B, 5.00%, 11/15/38	3,950	4,093,571
Series C, 5.00%, 05/15/47	12,000	12,456,252
Series C, 5.25%, 05/15/52	17,150	18,079,341
Series C-2, 5.00%, 11/15/42	66,250	68,540,461
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,334,275

		1,638,174,583

North Carolina — 0.0%
North Carolina Medical Care Commission, RB 5.00%, 10/01/40	1,050	1,040,368
5.00%, 10/01/45	1,000	964,164
5.00%, 10/01/50	1,500	1,416,689

		3,421,221

Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	5,765	3,783,085
Series B-2, Class 2, 5.00%, 06/01/55	90,170	75,588,339

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB(a)
AMT, 4.50%, 01/15/48	$1,480	$1,290,498
AMT, 5.00%, 07/01/49	8,460	7,493,775

		88,155,697

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(a)	7,990	7,620,431
University of Oklahoma, RB, Series A, (AGM), 5.00%, 07/01/46	7,450	7,717,574

		15,338,005

Oregon — 0.4%
Hillsboro School District No.1J, GO, (GTD), 4.00%, 06/15/40	2,500	2,349,005
Oregon State Facilities Authority, RB, Series A, 5.00%, 06/01/52	5,875	5,913,252
Port of Portland OR Airport Revenue, Refunding ARB
Series 28, AMT, 4.00%, 07/01/39	4,955	4,403,846
Series 28, AMT, 4.00%, 07/01/42	12,385	10,618,057
State of Oregon Department of Transportation, RB, Series A, Subordinate Lien, 4.00%, 11/15/38	13,575	12,814,121

		36,098,281

Pennsylvania — 1.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
5.00%, 05/01/27	—	3,317,781
5.00%, 05/01/32	3,750	3,662,411
5.00%, 05/01/42	3,000	2,797,185
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	1,587,704
4.00%, 07/01/51	1,500	1,099,287
Geisinger Authority, Refunding RB, 4.00%, 04/01/39	21,000	18,828,789
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,805	1,826,741
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/41	7,550	6,721,735
Series A, 4.00%, 02/15/42	8,430	7,425,405
Series A, 5.00%, 02/15/47	7,500	7,380,090
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	2,500	2,182,898
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	3,570	3,153,117
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	30,000	31,405,650
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/46	46,430	47,520,501

		138,909,294

Puerto Rico — 3.6%
Children’s Trust Fund, RB, Series A, Class A, 0.00%, 05/15/57(d)	300,000	17,077,200
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	36,799	37,600,183
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(a)	6,205	4,871,527
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(a)
Series A, Senior Lien, 5.00%, 07/01/35	12,985	12,297,003

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(a) (continued)
Series A, Senior Lien, 5.00%, 07/01/47	$30,875	$27,415,641
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	81,897	69,620,885
Series A-1, Restructured, 5.00%, 07/01/58	80,187	71,162,194
Series A-2, Restructured, 4.78%, 07/01/58	59,265	49,850,044
Series A-2, Restructured, 4.33%, 07/01/40	48,060	41,485,536
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	124,853	28,265,970
Series B-1, Restructured, 0.00%, 07/01/46	18,123	4,101,181

		363,747,364

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,005,310

South Carolina — 0.2%
County of Dorchester South Carolina, SAB(a)
5.88%, 10/01/40	1,245	1,237,778
6.00%, 10/01/51	3,000	2,887,692
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(a)	10,135	9,492,806
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	6,005	5,700,828

		19,319,104

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County TN, GO, Series B, 4.00%, 01/01/39	12,690	11,924,933

Texas — 8.4%
Arlington Higher Education Finance Corp., RB
(PSF), 4.00%, 08/15/47	11,435	9,860,995
(PSF), 4.00%, 08/15/52	11,510	9,684,514
(PSF), 5.00%, 08/15/52	5,155	5,312,078
Series A, 5.30%, 04/01/62(a)	6,415	5,800,706
Series A, 5.75%, 08/15/62	4,950	4,423,365
Belton Independent School District, GO, (PSF), 4.00%, 02/15/47	2,030	1,878,970
Bullard Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,264,210
City of Austin Texas Water & Wastewater System Revenue, Refunding RB
4.00%, 11/15/41	3,600	3,318,822
4.00%, 11/15/51	3,970	3,580,039
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 5.00%, 10/01/45	21,635	22,800,196
City of Denton Texas, GO, 4.13%, 02/15/48	6,150	5,579,766
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	45,000	47,181,015
City of El Paso Texas, GO, 4.00%, 08/15/42	5,000	4,454,750
City of Garland Texas, Refunding GO, 4.00%, 02/15/40	10,430	9,792,185
City of Houston Texas Airport System Revenue, ARB, AMT, 4.00%, 07/15/41	4,470	3,492,813
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series C, 4.00%, 11/15/39	4,590	4,292,467
Series C, 4.00%, 11/15/49	15,000	13,044,480
Series B, 1st Lien, 5.00%, 11/15/42	25,000	25,793,075

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas, Refunding GO, Series A, Refunding GO, 4.00%, 03/01/44	$5,250	$4,667,927
City of Midland Taxas, GO, 5.00%, 03/01/47	17,985	18,927,954
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/41	1,120	1,166,364
Series A, Junior Lien, 5.00%, 02/01/46	10,500	10,893,624
Community Independent School District/TX, GO, Series B, (PSF), 4.00%, 02/15/50	1,000	877,794
County of Harris Texas, Refunding GO, Series A, 4.00%, 10/01/47	4,350	3,820,187
Crandall Independent School District, GO, (PSF), 4.00%, 08/15/51	2,500	2,183,343
Dallas Fort Worth International Airport, Refunding RB
Class B, 4.00%, 11/01/45	57,720	49,870,195
Series A, 4.00%, 11/01/38	9,060	8,255,762
Series B, 4.00%, 11/01/45	27,995	24,192,411
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	2,950	2,634,905
Grand Parkway Transportation Corp., RB, 5.00%, 10/01/48	1,135	1,170,162
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	10,000	8,583,080
Harris County Cultural Education Facilities Finance Corp., RB
4.00%, 12/01/45	8,490	7,480,972
Series B, 7.00%, 01/01/23(b)	3,700	3,734,642
Series B, 6.38%, 01/01/33	465	465,625
Harris County Cultural Education Facilities Finance Corp., Refunding RB
4.00%, 10/01/41	1,300	1,181,400
4.00%, 10/01/42	4,000	3,475,460
4.00%, 10/01/47	45,760	38,686,282
Harris County Toll Road Authority, Refunding RB, 1st Lien, 4.00%, 08/15/45	2,500	2,203,782
Hitchcock Independent School District, GO, (PSF), 4.00%, 02/15/48	6,750	5,925,730
Lamar Consolidated Independent School District, GO, (PSF), 4.00%, 02/15/47	10,000	8,820,210
Lower Colorado River Authority, Refunding RB 5.50%, 05/15/30	6,085	6,169,143
5.00%, 05/15/47	10,000	10,247,030
5.50%, 05/15/47(e)	5,000	5,333,550
5.00%, 05/15/50	15,310	15,366,658
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(a)	13,495	13,118,179
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	4,000	3,820,748
Series A, 5.00%, 07/01/57	7,000	6,165,089
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Class A, 6.63%, 10/01/43	7,370	6,991,853
Series A, 6.75%, 10/01/52	1,160	1,079,387
Series B2, 4.50%, 10/01/26	2,970	2,892,483
New York State Dormitory Authority, Refunding RB, Series A, 5.25%, 03/15/38	5,000	5,292,845

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB, BAB, 5.00%, 01/01/40(e)	$14,000	$14,619,542
North Texas Tollway Authority, Refunding RB, Series A, 4.00%, 01/01/44	10,840	9,458,908
Northwest Independent School District, GO, (PSF), 4.00%, 02/15/47	10,000	9,277,300
Pasadena Independent School District, GO, (PSF), 4.00%, 02/15/52	13,225	11,670,176
Prosper Independent School District, GO
(PSF), 4.00%, 02/15/47	8,250	7,387,735
(PSF), 4.00%, 02/15/52	8,000	7,036,768
Tarrant County Cultural Education Facilities Finance Corp., RB
4.00%, 10/01/41	5,710	5,168,949
4.00%, 10/01/42	13,610	11,972,989
4.00%, 10/01/47	7,305	6,166,421
Series B, 5.00%, 07/01/43	45,000	45,338,490
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 11/15/42	20,000	17,773,700
Texas Water Development Board, RB
4.70%, 10/15/41(e)	7,000	7,058,933
4.75%, 10/15/42(e)	7,345	7,423,944
4.00%, 10/15/45	91,165	81,978,850
5.25%, 10/15/46	60,000	61,877,880
4.00%, 04/15/51	12,935	11,056,036
4.00%, 10/15/51	40,000	34,518,760
Series A, 5.00%, 10/15/42	10,000	10,360,890
Series A, 4.00%, 10/15/49	4,685	4,019,847
Ysleta Independent School District, GO, (PSF), 4.00%, 08/15/50	9,000	7,883,271

		843,298,611

Utah — 1.0%
County of Utah, RB
Series A, 4.00%, 05/15/43	2,750	2,415,776
Series A, 4.00%, 05/15/45	1,875	1,636,753
Series B, 5.00%, 05/15/46	30,000	30,362,310
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	45,803,969
Utah Charter School Finance Authority, RB(a)
5.00%, 06/15/42	1,810	1,598,268
5.00%, 06/15/52	5,420	4,518,264
5.63%, 06/15/54	4,940	4,240,728
5.00%, 06/15/57	3,910	3,193,219
Utah Charter School Finance Authority, Refunding RB(a)
5.25%, 06/15/37	3,795	3,520,902
5.38%, 06/15/48	4,740	4,260,080

		101,550,269

Vermont(a) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	1,850,609
Series A, 4.25%, 12/01/40	4,030	3,184,075
Series A, 4.50%, 12/01/50	2,960	2,189,802

		7,224,486

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.4%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	$1,815	$1,251,163
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	22,760	21,043,623
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	118,843
5.00%, 07/01/48	370	329,346
Loudoun County Economic Development Authority, RB
Series A, 4.00%, 12/01/37	2,125	2,029,205
Series A, 4.00%, 12/01/38	2,125	2,015,837
Series A, 4.00%, 12/01/41	2,125	1,984,924
Virginia Commonwealth Transportation Board, RB
4.00%, 05/15/38	5,230	4,984,786
4.00%, 05/15/42	6,175	5,737,711
4.00%, 05/15/43	3,765	3,481,985
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/39	10,000	9,547,570
Series A, 4.00%, 08/01/40	29,945	28,539,592
Series A, 4.00%, 08/01/41	31,165	29,591,884
Series A, 4.00%, 08/01/42	32,440	30,666,213

		141,322,682

Washington — 1.1%
State of Washington, Refunding GO, Series A-3, 5.00%, 08/01/45	10,000	10,601,860
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	24,279,313
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/46	22,235	19,425,541
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	17,475	15,274,618
Series B, 3.00%, 07/01/58	10,745	5,981,580
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35(e)	40,266	34,013,876

		109,576,788

Wisconsin — 0.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	2,715	2,005,364
AMT, 4.25%, 07/01/54	4,745	3,247,549
Public Finance Authority, RB(a) 4.00%, 06/15/40	2,020	1,557,705
5.00%, 12/01/45	2,370	2,050,351
4.00%, 06/15/50	2,995	2,091,882
5.00%, 12/01/55	6,030	5,038,849
4.00%, 06/15/56	2,445	1,645,013
Series A, 6.25%, 10/01/31	1,715	1,409,498
Series A, 5.00%, 06/15/41	1,215	1,045,533
Series A, 5.25%, 03/01/45	3,325	2,935,144
Series A, 7.00%, 11/01/46	6,385	4,645,349
Series A, 7.00%, 10/01/47	1,715	1,317,955
Series A, 5.63%, 06/15/49	12,235	11,058,030
Series A, 5.00%, 06/15/51	1,365	1,098,016
Series A, 5.38%, 07/15/52	6,760	5,896,687
Series A, 5.25%, 03/01/55	9,500	8,033,039

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB(a) (continued)
Series A, 4.75%, 06/15/56	$7,815	$5,493,187
Series A, 5.00%, 06/15/56	1,495	1,174,198
Series A-1, 5.00%, 01/01/56	2,515	2,187,175
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(a)(d)	24,755	1,753,941
Public Finance Authority, Refunding RB
5.00%, 03/01/37(a)	760	685,999
Series A, 4.00%, 12/01/51	1,050	813,927

		67,184,391

Total Municipal Bonds — 89.3% (Cost: $10,022,895,094)		8,999,085,579

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Series B, 5.00%, 11/15/46	60,000	61,157,580

Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	30,280	29,188,255

California — 3.1%
California State University, Refunding RB, Series A, 5.00%, 11/01/51	40,470	42,200,700
State of California, Refunding GO, 5.00%, 09/01/41	70,000	74,876,305
University of California, Refunding RB
Series M, 5.00%, 05/15/42	100,000	103,798,250
Series Q, 5.00%, 05/15/46	87,090	91,318,089

		312,193,344

District of Columbia — 0.5%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	52,762,881

Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series A, 5.25%, 04/01/47	85,000	88,560,395
Massachusetts School Building Authority, RB, 5.25%, 02/15/48	70,505	73,070,641

		161,631,036

Nevada — 0.8%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	74,740	77,767,232

New York — 2.3%
City of New York, GO, Series F-1, 5.00%, 04/01/43	52,780	53,733,919
New York City Municipal Water Finance Authority, Refunding RB, Series CC, 5.25%, 06/15/46	61,465	63,671,085
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/46	66,155	68,347,262
Port Authority of New York & New Jersey, Refunding ARB, Series 231, AMT, 5.50%, 08/01/47(i)	40,000	42,239,700

		227,991,966

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.8%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(i)	$79,060	$81,879,201

Washington — 0.4%
Port of Seattle Washington, Refunding ARB, 5.25%, 05/01/42	45,000	46,486,687

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.4% (Cost: $1,127,710,631)		1,051,058,182

Total Long-Term Investments — 99.7% (Cost: $11,150,605,725)		10,050,143,761

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.14%(j)(k)	401,414,778	401,374,637

Total Short-Term Securities — 4.0% (Cost: $401,303,603)		401,374,637

Total Investments — 103.7% (Cost: $11,551,909,328)		10,451,518,398

Other Assets Less Liabilities — 1.3%		134,625,842

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(507,988,506)

Net Assets — 100.0%		$10,078,155,734

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026 to February 1, 2030, is $62,691,958.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$432,921,461	$—	$(31,485,003	)(a)	$149,902	$(211,723)	$401,374,637	401,414,778	$824,260	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	6,174	12/20/22	$691,874	$10,256,797
U.S. Long Bond	10,000	12/20/22	1,265,000	33,403,834
5-Year U.S. Treasury Note	5,545	12/30/22	595,741	5,859,283

				$49,519,914

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$8,999,085,579	$—	$8,999,085,579
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,051,058,182	—	1,051,058,182
Short-Term Securities
Money Market Funds	401,374,637	—	—	401,374,637

	$401,374,637	$10,050,143,761	$—	$10,451,518,398

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$49,519,914	$—	$—	$49,519,914

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $506,619,958 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MT	Mandatory Tender

PSF	Permanent School Fund

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12